Organization and Principal Activities - Assets and Liabilities of VIEs and its Subsidiaries and Group's taken as Whole (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 940,298	$ 136,761	¥ 279,952	$ 40,718	¥ 156,930	¥ 127,128
Restricted cash	29,550	4,298	0
Short-term investments	168,993	24,579	0
Accounts receivable from third parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	111,718	16,249	4,348
Other receivables from related parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	112,320	16,336	57,608
Inventories	231,975	33,739	50,692
Prepaid expenses and other current assets	46,890	6,819	23,283
Total current assets	1,902,728	276,740	665,431
Property, plant and equipment, net	11,301	1,644	3,086
Intangible assets, net	169	25	0
Prepaid expenses and other non-current assets	3,636	529	0
Total non-current assets	20,340	2,959	6,134
Total assets	1,923,068	279,699	671,565
Accounts and notes payable current	548,481	79,773	291,643
Advances from customers	86,312	12,554	27,015
Amounts due to related parties	5,763	838	35,953
Income tax payables	10,199	1,483	11,612
Total current liabilities	851,685	123,873	432,385
Accrued expenses and other liabilities non current	518	75	460
Total non-current liabilities	518	75	460
Total liabilities	852,203	$ 123,948	432,845
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	401,424		210,280
Restricted cash	29,550
Short-term investments	168,993
Accounts receivable from third parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	111,718		4,348
Accounts receivable from a related party (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	260,984		249,548
Other receivables from related parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	112,320		24,160
Inventories	231,975		50,692
Prepaid expenses and other current assets	46,499		22,986
Total current assets	1,363,463		562,014
Property, plant and equipment, net	11,301		3,086
Deferred tax assets	5,234		3,048
Intangible assets, net	169
Prepaid expenses and other non-current assets	3,636
Total non-current assets	20,340		6,134
Total assets	1,383,803		568,148
Accounts and notes payable current	548,481		291,643
Advances from customers	86,312		27,015
Amounts due to related parties	5,763		35,953
Accrued expenses and other liabilities	179,712		60,953
Income tax payables	10,199		11,612
Total current liabilities	830,467		427,176
Accrued expenses and other liabilities non current	518		460
Total non-current liabilities	518		460
Total liabilities	¥ 830,985		¥ 427,636